Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Changes in Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	$ 423.5	$ 477.5	$ 427.9
Non-controlling interest on business combination			11.7
Put option for non-controlling interest			(21.2)
Normal course issuer bid purchase of subordinate voting shares		(140.2)	(26.7)
Normal course issuer bid purchase of subordinate voting shares held for cancellation			(1.2)
Liability to broker under automatic share purchase plan		20.0	(20.0)
Issuance of shares	0.6	0.1	0.0
Net income	103.6	58.1	68.9
Share-based payment	15.1	9.8	15.0
Tax on normal course issuer bid purchase of subordinate voting shares in fiscal 2024	(0.6)
Shareholders’ equity, ending balance	556.6	423.5	477.5
Total attributable to shareholders
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	417.0	469.5	427.9
Put option for non-controlling interest			(21.2)
Normal course issuer bid purchase of subordinate voting shares		(140.2)	(26.7)
Normal course issuer bid purchase of subordinate voting shares held for cancellation			(1.2)
Liability to broker under automatic share purchase plan		20.0	(20.0)
Issuance of shares	0.6	0.1	0.0
Net income	94.8	58.4	72.7
Share-based payment	15.1	9.8	15.0
Tax on normal course issuer bid purchase of subordinate voting shares in fiscal 2024	(0.6)
Shareholders’ equity, ending balance	541.2	417.0	469.5
Share capital
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	104.9	118.7	118.5
Normal course issuer bid purchase of subordinate voting shares		(17.8)	(2.4)
Normal course issuer bid purchase of subordinate voting shares held for cancellation			(0.1)
Issuance of shares	4.7	4.0	2.7
Shareholders’ equity, ending balance	109.6	104.9	118.7
Contributed surplus
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	54.4	28.5	36.2
Liability to broker under automatic share purchase plan		20.0	(20.0)
Issuance of shares	(4.1)	(3.9)	(2.7)
Share-based payment	15.1	9.8	15.0
Shareholders’ equity, ending balance	65.4	54.4	28.5
Retained earnings
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	252.5	316.5	290.4
Put option for non-controlling interest			(21.2)
Normal course issuer bid purchase of subordinate voting shares		(122.4)	(24.3)
Normal course issuer bid purchase of subordinate voting shares held for cancellation			(1.1)
Net income	94.8	58.4	72.7
Tax on normal course issuer bid purchase of subordinate voting shares in fiscal 2024	(0.6)
Shareholders’ equity, ending balance	346.7	252.5	316.5
Non-controlling interest
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	6.5	8.0	0.0
Non-controlling interest on business combination			11.7
Net income	8.8	(0.3)	(3.8)
Shareholders’ equity, ending balance	15.4	6.5	8.0
Parent company
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	423.5	477.5	427.9
Non-controlling interest on business combination			11.7
Put option for non-controlling interest			(21.2)
Normal course issuer bid purchase of subordinate voting shares		(140.2)	(26.7)
Normal course issuer bid purchase of subordinate voting shares held for cancellation			(1.2)
Liability to broker under automatic share purchase plan		20.0	(20.0)
Issuance of shares	0.6	0.1	0.0
Net income	118.0	56.3	92.0
Share-based payment	15.1	9.8	15.0
Tax on normal course issuer bid purchase of subordinate voting shares in fiscal 2024	(0.6)
Shareholders’ equity, ending balance	556.6	423.5	477.5
Parent company | Total attributable to shareholders
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	417.0	469.5	427.9
Put option for non-controlling interest			(21.2)
Normal course issuer bid purchase of subordinate voting shares		(140.2)	(26.7)
Normal course issuer bid purchase of subordinate voting shares held for cancellation			(1.2)
Liability to broker under automatic share purchase plan		20.0	(20.0)
Issuance of shares	0.6	0.1	0.0
Net income	109.1	57.8	95.7
Share-based payment	15.1	9.8	15.0
Tax on normal course issuer bid purchase of subordinate voting shares in fiscal 2024	(0.6)
Shareholders’ equity, ending balance	541.2	417.0	469.5
Parent company | Share capital
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	104.9	118.7	118.5
Normal course issuer bid purchase of subordinate voting shares		(17.8)	(2.4)
Normal course issuer bid purchase of subordinate voting shares held for cancellation			(0.1)
Issuance of shares	4.7	4.0	2.7
Shareholders’ equity, ending balance	109.6	104.9	118.7
Parent company | Contributed surplus
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	54.4	28.5	36.2
Liability to broker under automatic share purchase plan		20.0	(20.0)
Issuance of shares	(4.1)	(3.9)	(2.7)
Share-based payment	15.1	9.8	15.0
Shareholders’ equity, ending balance	65.4	54.4	28.5
Parent company | Retained earnings
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	257.7	322.3	273.2
Put option for non-controlling interest			(21.2)
Normal course issuer bid purchase of subordinate voting shares		(122.4)	(24.3)
Normal course issuer bid purchase of subordinate voting shares held for cancellation			(1.1)
Net income	109.1	57.8	95.7
Tax on normal course issuer bid purchase of subordinate voting shares in fiscal 2024	(0.6)
Shareholders’ equity, ending balance	366.2	257.7	322.3
Parent company | Non-controlling interest
Disclosure of transactions between related parties [line items]
Shareholders’ equity, beginning balance	6.5	8.0	0.0
Non-controlling interest on business combination			11.7
Net income	8.9	(1.5)	(3.7)
Shareholders’ equity, ending balance	$ 15.4	$ 6.5	$ 8.0